Net Income (Loss) Per Share Attributable to Common Stockholders (Tables) - VELODYNE LIDAR, INC AND SUBSIDIARIES	6 Months Ended
Jun. 30, 2020
Net Income (Loss) Per Share Attributable to Common Stockholders
Schedule of reconciliation of basic and diluted earnings per share

A reconciliation of the numerator and denominator used in the calculation of the basic and diluted earnings per share attributable to common stockholders is as follows (in thousands except share and per share amounts):

				Six Months Ended
	Year Ended December 31,			June 30,
	2017	2018	2019	2019	2020

				(unaudited)
Numerator:
Net income (loss)	$15,761	$(62,300)	$(67,226)	$(11,658)	$(33,112)
Less: undistributed earnings to participating securities	(3,622)	—	—	—	—
Net income (loss) attributable to common stockholders — basic	12,139	(62,300)	(67,226)	(11,658)	(33,112)
Add: adjustments to undistributed earnings to participating securities	189	—	—	—	—
Net income (loss) attributable to common stockholders — diluted	$12,328	$(62,300)	$(67,226)	$(11,658)	$(33,112)
Denominator:
Weighted-average shares of common stock — basic	34,325,728	34,320,311	34,252,578	34,252,578	34,252,578
Effect of dilutive stock options	2,453,973	—	—	—	—
Weighted-average shares of common stock — diluted	36,779,701	34,320,311	34,252,578	34,252,578	34,252,578
Net income (loss) per share attributable to common stockholders:
Basic	$0.35	$(1.82)	$(1.96)	$(0.34)	$(0.97)
Diluted	$0.34	$(1.82)	$(1.96)	$(0.34)	$(0.97)

Schedule of common stock equivalents excluded from the computation of diluted net income (loss) per share

The following common stock equivalents were excluded from the computation of diluted net income (loss) per share for the periods presented because including them would have been antidilutive:

	Year Ended December 31,			Six Months Ended June 30,
	2017	2018	2019	2019	2020

				(unaudited)
Convertible preferred stock	8,772,852	10,148,292	11,523,732	10,148,292	12,073,908
Stock options to purchase common stock	103,333	2,603,333	53,333	2,575,208	203,333
Restricted stock awards	1,404,557	1,404,557	1,404,557	1,404,557	1,404,557
Restricted stock units	1,670,669	2,186,915	3,247,352	2,852,717	4,484,861
Total	11,951,411	16,343,097	16,228,974	16,980,774	18,166,659